STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

December 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3%
Alabama - 1.2%
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	1,200,000	1,393,872
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000	1,905,696
				3,299,568
Arizona - 3.3%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000	6,106,650
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Public Service Co. of New Mexico)	1.05	6/1/2022	1,000,000	1,009,050
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000	2,226,326
				9,342,026
California - 4.7%
California, GO, Refunding	5.00	4/1/2025	1,000,000	1,200,890
California, GO, Refunding	5.00	4/1/2024	1,500,000	1,732,185
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	400,000	463,184
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000	600,915
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (California Academy of Sciences Project) Ser. B, 1 Month LIBOR x.7 +.38%	0.48	8/1/2021	2,280,000	[a] 2,279,886
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	2,804,051
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2021	2,700,000	2,751,273
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2021	1,400,000	1,437,016
				13,269,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Colorado - 2.6%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2024	2,145,000	2,434,425
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2022	3,000,000	3,249,750
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	1/15/2026	600,000	667,350
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	5.00	1/15/2025	650,000	762,489
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	150,952
				7,264,966
Connecticut - 2.0%
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	2,000,000	2,062,720
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	1,015,521
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C2	5.00	11/15/2025	1,000,000	1,192,170
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,305,847
				5,576,258
District of Columbia - 2.2%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	4,987,214
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000	1,291,188
				6,278,402
Florida - 4.0%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,868,020
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	1,240,000	1,277,969
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2024	3,000,000	3,244,860
Lee County Solid Waste System, Revenue Bonds, Refunding	5.00	10/1/2021	3,150,000	3,247,933

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Florida - 4.0% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2021	1,500,000	1,553,805
				11,192,587
Georgia - 1.8%
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Project) Ser. A	5.00	7/1/2021	2,000,000	2,043,700
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	2,000,000	2,000,000
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	1,051,690
				5,095,390
Illinois - 7.8%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,111,870
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2021	1,315,000	1,362,261
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000	1,288,032
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2021	1,795,000	1,795,000
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000	1,105,640
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,000,000	2,292,080
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000	1,772,130
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2021	4,800,000	5,000,256
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000	3,424,502
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000	1,152,640
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. C	5.00	4/1/2025	1,470,000	1,516,775
				21,821,186

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Indiana - 6.9%
Indiana Finance Authority, Revenue Bonds (Green Bond)	5.00	2/1/2024	1,025,000	1,175,921
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000	3,282,330
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2021	1,000,000	1,036,700
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2022	1,135,000	1,228,388
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	10/1/2024	865,000	981,913
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2024	800,000	910,496
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	1,295,000	1,517,105
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding (Indianapolis Airport Authority Project) Ser. A1	5.00	1/1/2021	3,870,000	3,870,000
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	5,425,750
				19,428,603
Louisiana - 1.7%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000	1,190,020
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop Project)	1.65	12/1/2023	2,500,000	2,539,325
Parish of St. John the Baptist, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	1,024,790
				4,754,135
Maine - .4%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000	1,157,860

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Maryland - 3.8%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel Project)	5.00	9/1/2021	1,000,000	968,520
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2022	1,600,000	1,703,456
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B1	5.00	7/1/2025	4,000,000	4,696,160
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,270,043
				10,638,179
Massachusetts - 2.8%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2024	1,580,000	1,857,985
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	750,000	765,825
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	2,770,000	2,955,091
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000	2,297,821
				7,876,722
Michigan - 1.8%
Michigan Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System Obligated Group)	5.00	11/15/2021	1,125,000	1,167,244
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,288,580
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Healthcare System Obligated Group)	5.00	7/1/2025	625,000	747,569
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Healthcare System Obligated Group)	5.00	7/1/2024	715,000	825,203
				5,028,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Minnesota - .5%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000	177,408
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,174,040
				1,351,448
Nebraska - 1.1%
University of Nebraska Facilities Corp., Revenue Bonds (UNMC Cancer Center) Ser. A	5.00	2/15/2024	2,670,000	3,063,558
Nevada - 2.8%
Clark County, GO, Refunding, Ser. A	5.00	11/1/2021	1,600,000	1,663,056
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,440,361
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,119,017
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,500,000	3,574,760
				7,797,194
New Jersey - 4.9%
New Jersey, GO (Covid-19 Emergency State Aid) Ser. A	5.00	6/1/2025	2,000,000	2,381,320
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,300,000	1,326,520
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2021	2,190,000	2,230,756
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2021	2,430,000	2,532,060
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2021	1,410,000	1,420,829
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,888,600
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,155,898
				13,935,983
New York - 7.7%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	1,710,000	1,812,891
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	790,000	833,363

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
New York - 7.7% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2021	1,000,000	1,025,460
New York City, GO, Refunding, Ser. A1	5.00	8/1/2025	2,000,000	2,415,360
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2025	1,450,000	1,760,242
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2023	3,425,000	3,783,906
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2025	1,500,000	1,789,770
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	5.00	3/15/2025	2,000,000	2,394,000
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2025	1,000,000	1,195,440
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2021	2,500,000	2,587,400
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 202nd	5.00	10/15/2021	2,000,000	2,073,600
				21,671,432
North Carolina - 1.0%
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	2,500,000	2,835,900
Ohio - 3.7%
Cincinnati Water System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,020,000	1,210,414
Franklin County, Revenue Bonds, Refunding (OhioHealth Obligated Group)	5.00	5/15/2021	1,275,000	1,296,038
Ohio, Revenue Bonds, Ser. 2019-1	5.00	12/15/2024	1,500,000	1,780,815
Sycamore Community School District, GO, Refunding	4.00	12/1/2025	2,845,000	3,357,783
Sycamore Community School District, GO, Refunding	4.00	12/1/2024	2,415,000	2,763,798
				10,408,848
Oklahoma - .8%
Oklahoma Development Finance Authority, Revenue Bonds	1.63	7/6/2023	1,000,000	1,001,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Oklahoma - .8% (continued)
Oklahoma Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000		1,190,170
				2,191,430
Pennsylvania - 8.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,281,660
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2023	1,000,000		1,106,530
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,208,470
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.51	9/1/2022	5,000,000	[a]	4,989,900
Montgomery County Higher Education & Health Authority, Revenue Bonds (Thomas Jefferson University Obligated Group) Ser. C, 6 Month MUNIPSA +.72%	0.81	9/1/2023	2,000,000	[a]	2,000,080
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000		2,638,925
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	2/1/2022	1,665,000		1,746,668
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000		249,761
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2021	2,135,000		2,171,914
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000		2,315,480
Philadelphia Gas Works, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2025	500,000		602,575
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	10/1/2021	1,200,000		1,240,128
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000		1,062,360
				23,614,451

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Rhode Island - .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Lifespan Obligation Group)	5.00	5/15/2021	2,250,000	2,280,668
Tennessee - 1.8%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2021	2,000,000	2,064,380
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. C	5.00	2/1/2021	2,905,000	2,914,877
				4,979,257
Texas - 11.7%
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2025	685,000	790,579
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2024	600,000	674,394
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	1,500,000	1,725,855
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2021	1,000,000	1,000,000
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,695,600
Denton Utility System, Revenue Bonds	5.00	12/1/2021	1,250,000	1,304,138
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,435,100
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	5.00	5/15/2024	1,040,000	1,200,919
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	2,910,000	3,046,741
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,949,175
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	3,695,265
Tarrant County College District, GO	5.00	8/15/2025	4,180,000	5,083,047
Texas, GO (College Student Loan)	5.00	8/1/2021	4,115,000	4,227,175
				32,827,988
Utah - 1.2%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2022	2,000,000	2,125,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.3% (continued)
Utah - 1.2% (continued)
Utah, GO, Ser. B	5.00	7/1/2025	1,000,000	1,214,950
				3,340,870
Virginia - 1.8%
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project) Ser. A	5.00	5/15/2021	1,000,000	1,016,690
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group) Ser. A	5.00	7/1/2024	1,000,000	1,150,000
Virginia Public School Authority, Revenue Bonds, Ser. VIII	5.00	4/15/2025	2,500,000	3,001,975
				5,168,665
Washington - 2.0%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	2,000,000	2,132,940
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,269,900
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	1,177,810
				5,580,650
Wisconsin - .1%
Wisconsin Department of Transportation, Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2022	330,000	[b] 353,846
Total Long-Term Municipal Investments (cost $267,482,856)			273,426,066

Short-Term Municipal Investments - 1.4%
New York - 1.4%
Erie County, RAN	3.00	6/24/2021	3,000,000	3,037,470
New York State Dormitory Authority, RAN, Ser. B	5.00	3/31/2021	1,000,000	1,011,790
Total Short-Term Municipal Investments (cost $4,046,404)			4,049,260
Total Investments (cost $271,529,260)			98.7%	277,475,326
Cash and Receivables (Net)			1.3%	3,617,398
Net Assets			100.0%	281,092,724

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	277,475,326	-	277,475,326

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2020, accumulated net unrealized appreciation on investments was $5,946,066, consisting of $6,036,092 gross unrealized appreciation and $90,026 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.